Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Dec. 29, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of options granted | (per share)		¥ 57.37	$ 8.08	¥ 181.04	$ 26.25
Options exercised		15		6,009		37,606
Aggregate intrinsic value of options | ¥		¥ 2		¥ 1,223		¥ 15,674
Unrecognized compensation expense related to unvested share options | ¥		¥ 856	$ 856
Unrecognized compensation expense, period for recognition		3 years 6 months 25 days
Cancellation due to the Modification	669,898	669,899
Granted to employees Cancelled	6,698,975
Granted	223,297	228,297
Percentage of outstanding stock	0.70%
Modification due to the acceleration of vesting | ¥	¥ 13,487
Incremental compensation cost related to plan modified | ¥	¥ 5,079
ADS
Share-based Compensation Arrangement by Share-based Payment Award
Granted to employees Cancelled	1,339,795
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation expense, period for recognition		2 years 8 months 15 days
Total fair value of non-vested restricted shares | ¥		¥ 29,713		¥ 9,672		¥ 29,784
Unrecognized compensation expense related to non-vested restricted shares | ¥		¥ 32,020	$ 32,020
Cost not yet recognized | ¥	¥ 976
Incremental compensation cost related to plan modified | ¥	¥ 4,103
Replacement Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Granted	223,297
Number of RSUs to be issued	2,232,965
Replacement Restricted Stock Units | ADS
Share-based Compensation Arrangement by Share-based Payment Award
Number of RSUs to be issued	446,593
Stock Incentive Plan 2017
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares that may be issued							2,800,000
Stock Incentive Plan 2017 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Stock incentive plans, term							10 years
Vesting period for remaining the 75% of options granted							36 months
Stock Incentive Plan 2017 | Stock Options | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage							25.00%
Stock Incentive Plan 2017 | Stock Options | Vesting ratably over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage							75.00%
Stock Incentive Plan 2022
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares that may be issued				3,000,000	3,000,000
Stock Incentive Plan 2022 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Stock incentive plans, term				10 years
Vesting period for remaining the 75% of options granted				36 months
Stock Incentive Plan 2022 | Stock Options | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage				25.00%
Stock Incentive Plan 2022 | Stock Options | Vesting ratably over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage				75.00%